Prepayments On Flight Equipment	12 Months Ended
Dec. 31, 2012
Prepayments On Flight Equipment [Abstract]
Prepayments On Flight Equipment

7. Prepayments on flight equipment

In December 2005, we placed an order with Airbus for the forward purchase of 70 aircraft, including eight aircraft subject to reconfirmation rights. (“2005 Forward Order”). During 2008 and the first two months of 2009, we notified Airbus that we would not take delivery of the eight aircraft subject to reconfirmation rights. In 2009 four additional aircraft were added to the forward order. As of December 31, 2012, 50 aircraft had been delivered and 12 aircraft were sold. The remaining four A320 aircraft to be delivered as of December 31, 2012, are scheduled to be delivered in 2013.

In December 2006, we placed an order with Airbus to acquire 20 new A330 wide-body aircraft. In May 2007, we added an additional ten A330 aircraft to this order. In 2009, two additional A330 aircraft were added to the forward order. As of December 31, 2012 all 32 aircraft had been delivered of which 11 aircraft were sold .

In 2010, we signed an agreement with Boeing covering the purchase of up to 15 Boeing 737-800 aircraft, consisting of ten firm aircraft delivering in 2015 and five purchase rights.

In connection with the current forward order contracts, we are required to make scheduled prepayments toward these future deliveries (Note 5). In addition, we capitalize interest related to progress payments made in respect of flight equipment on forward order and add such amount to prepayments on flight equipment.

Following is a summary of the movements in prepayments on flight equipment and capitalized interest during the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012
Net book value at beginning of period	$527,666	$199,417	$95,619
Prepayments made during the period	132,706	43,313	33,508
Interest capitalized during the period	7,978	4,439	2,616
Prepayments and capitalized interest applied against the purchase of flight equipment	(468,933)	(151,550)	(78,149)
Net book value at end of period	$199,417	$95,619	$53,594